Equity - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,902	$ 3,125
Share-based compensation	3,282	2,745
Option Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,676	1,245
DSU Expense for 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	307	679
Share-based compensation		(380)
DSU Expense Adjustment for 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	(45)	0
Share-based compensation	380
RSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 964	$ 1,201